Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During fiscal year 2025, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company’s practice is to grant any equity-based compensation under our LTIP on a set schedule of March 15, June 15, September 15, and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.

Award Timing Method

During fiscal year 2025, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company’s practice is to grant any equity-based compensation under our LTIP on a set schedule of March 15, June 15, September 15, and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

During fiscal year 2025, the Company did not grant stock options or other similar types of awards to any NEOs. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Historically, the Company’s practice is to grant any equity-based compensation under our LTIP on a set schedule of March 15, June 15, September 15, and December 15 (or the next business day), with the vast majority of our grants made under the LTIP on March 15 of each year.

MNPI Disclosure Timed for Compensation Value	false